Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 2,018	$ 60	$ 199	$ 553
Total	7,379
Loans and borrowings	28,736	28,994	29,086
Lease liabilities	10,292	195
Total	17,140
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	28,736	28,994	29,086
Lease liabilities	10,293	195
Trade and other payables	32,551	37,793	24,345
Total	71,580	66,982	53,431
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	73,127	69,612	9,643
Cash and cash equivalents	2,018	60	199
Restricted cash	61	191	292
Total	$ 75,206	$ 69,863	$ 10,134